Expense Example - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example:
1 year	$ 718
3 years	1,019
5 years	1,341
10 years	2,252
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example:
1 year	329
3 years	706
5 years	1,210
10 years	2,402
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example:
1 year	522
3 years	882
5 years	1,266
10 years	2,340
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example:
1 year	122
3 years	381
5 years	660
10 years	1,455
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example:
1 year	110
3 years	343
5 years	595
10 years	$ 1,317